Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	PERRITT FUNDS INC
Central Index Key	0001286087
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Perritt MicroCap Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	PRCGX
Perritt Ultra MicroCap Fund | Investor Class
Prospectus:
Trading Symbol	PREOX